Income tax and deferred tax (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Deferred tax	$ (133,382)	$ (46,757)	$ (38,478)
Change in the income tax rate			(45,332)
Current tax			(12,388)
Difference between provision and tax return	(427)	570	1,358
Income tax expense	$ (133,809)	$ (46,187)	$ (94,840)